SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company, which include the accounts for TAG and its majority owned subsidiaries including Candela Coin, Captain Manicorn and Standard Eco.  Any non-controlling interests associated with these subsidiaries are separately disclosed in the financial statements.

All inter-company accounts and transactions have been eliminated in consolidation.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Concentrations of Credit Risk

We maintain our cash in bank deposit accounts, the balances of which at times may exceed federally insured limits. We continually monitor our banking relationships and consequently have not experienced any losses in our accounts. We don’t believe we are exposed to any significant credit risk with cash.

Fair Value Measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy, which prioritize the inputs used to measure fair value into three levels and bases the categorization with the hierarchy upon the lowest level of input that is available and significant to the fair value measurement.

The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy under ASC 820, “Fair Value Measurement” are described below:

Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 - Inputs, other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g. interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 - Inputs that are both significant to the fair value measurement and unobservable.

The Company’s cash and cash equivalents and short-term investments are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The carrying amounts of accounts payable, advances payable and short-term loans approximate their fair value due to short term maturities.

Revenue Recognition

The Company has adopted Accounting Standards Codification (“ASC”) 606, “Revenue From Contracts With Customers”. Specifically, the Company recognizes revenue from the sale and installation of solar systems on a milestone basis. As these milestones are achieved the corresponding costs and revenue are recognized. To the extent that financing for these transactions is provided by the Company, interest is recognized over the term of the financing arrangement.

Revenues from Power Purchase Agreements (“PPA”) are recognized over the applicable term of the PPA as the solar assets are utilized and power is consumed by the customer.

Cost of Sales

The cost of sales associated with revenues from the sale of solar equipment and batteries is principally comprised of materials, equipment, parts and labor. These costs are recognized as they are incurred.

The costs associated with revenues recognized under PPA’s consist primarily of depreciation associated with the solar equipment used to generate the power being purchased under the PPA by third party customers.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents at March 31, 2025 and September 30, 2024 were $40,389 and $95,815, respectively.

Inventories

Inventories consist of energy devices to be used in the solar incentive programs offer by TAG. These devices will be used as activity in the incentive programs increases.

Property, Plant & Equipment

Property, plant & equipment are recorded at cost. Expenditures for maintenance and repairs are charged to expense as incurred. Depreciation of property, plant and equipment and amortization of leasehold improvements are determined using the straight-line method over the estimated useful lives of the related assets shown below.

Building and improvements	35 years
Solar assets	30 years
Equipment, furniture & fixtures	5 years
Vehicles	5 years
Software	3 years
Leasehold improvements	The lesser of the lease term or the estimated useful life

Depreciation expense for the three and six months ended March 31, 2025 was $34,084 and $62,706, respectively. There was no depreciation expense for the three and six months ended March 31, 2024.

Net income (loss) per common share

Net income (loss) per common share is computed pursuant to section 260-10-45 of the FASB Accounting Standards Codification. Basic net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. Diluted net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock and potentially outstanding shares of common stock during the period. There are no potentially dilutive shares of common stock.

Share-based expense

ASC 718, “Compensation – Stock Compensation”, prescribes accounting and reporting standards for all share-based payment transactions in which employee services are acquired. Transactions include incurring liabilities, or issuing or offering to issue shares, options, and other equity instruments such as employee stock ownership plans and stock appreciation rights. Share-based payments to employees, including grants of employee stock options, are recognized as compensation expense in the consolidated financial statements based on their fair values. That expense is recognized over the period during which an employee is required to provide services in exchange for the award, known as the requisite service period (usually the vesting period).

The Company accounts for stock-based compensation issued to non-employees and consultants in accordance with the provisions of ASC 505-50, “Equity – Based Payments to Non-Employees”. Measurement of share-based payment transactions with non-employees is based on the fair value of whichever is more reliably measurable: (a) the goods or services received; or (b) the equity instruments issued. The fair value of the share-based payment transaction is determined at the earlier of performance commitment date or performance completion date.

There was no share-based expense for the three and six month periods ended March 31, 2025 and 2024.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740, “Accounting for Income Taxes”, as clarified by ASC 740-10, “Accounting for Uncertainty in Income Taxes”. Under this method, deferred income taxes are determined based on the estimated future tax effects of differences between the financial statement and tax basis of assets and liabilities and net operating loss and tax credit carryforwards given the provisions of enacted tax laws. Deferred income tax provisions and benefits are based on changes to the assets or liabilities from year to year. In providing for deferred taxes, the Company considers tax regulations of the jurisdictions in which the Company operates, estimates of future taxable income, and available tax planning strategies. If tax regulations, operating results or the ability to implement tax-planning strategies vary, adjustments to the carrying value of deferred tax assets and liabilities may be required. Valuation allowances are recorded related to deferred tax assets based on the “more likely than not” criteria of ASC 740.

ASC 740-10 requires that the Company recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the “more-likely-than-not” threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company has applied for an extension of time to file with the Internal Revenue Service for its most recent tax filing.

The Company recognizes expenses for tax penalties and interest assessed by the Internal Revenue Service and other taxing authorities upon receiving valid notice of assessments. The Company has received no such notices as of March 31, 2025.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences will become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. The Company has recorded a full valuation allowance against its net deferred tax assets because it is not currently able to conclude that it is more likely than not that these assets will be realized. The amount of deferred tax assets considered to be realizable could be increased in the near term if estimates of future taxable income during the carryforward period are increased.

As of March 31, 2025, the Company had unused net operating loss carry forwards of $10,689,228 available to reduce future federal taxable income. The Company’s ability to offset future taxable income, if any, with net operating loss tax carryforwards may be limited due to the non-filing of tax returns. Under the CARES act, net operating losses arising after 2017 can be carried forward indefinitely. Furthermore, changes in ownership may result in limitations under Internal Revenue Code Section 382.

Related Parties

The Company follows ASC 850, “Related Party Disclosures” for the identification of related parties and disclosure of related party transactions.

Recently issued accounting pronouncements

The Company has reviewed the FASB issued ASU accounting pronouncements and interpretations thereof that have effectiveness dates during the periods reported and in future periods. The Company has carefully considered the new pronouncements that alter previous generally accepted accounting principles and do not believe that any new or modified principles will have a material impact on the Company’s reported financial position or operations in the near term. The applicability of any standard is subject to the formal review of the Company’s financial management.

Reclassifications

Certain prior period amounts have been reclassified for comparison with current periods.

Explanatory Note

Subsequent to the issuance of our consolidated financial statements for the fiscal year ended September 30, 2024, management of Freedom Holdings, Inc. (the “Company”), in consultation with our independent registered public accounting firm, determined that the previously issued audited financial statements for the fiscal years ended September 30, 2024 and 2023 contained material misstatements and should no longer be relied upon.

The Company identified errors related primarily to the overstatement of accounts receivable and fixed assets, as well as the premature recognition of revenue and the incorrect accounting for certain acquisition-related transactions. As a result, the Company has restated its consolidated financial statements for the years ended September 30, 2024 and 2023.

The restatement adjustments reflect corrections to:

•	Accounts receivable balances, which were previously overstated by approximately $8.9 million as of September 30, 2024.
•	Fixed assets, which were previously understated due to the misclassification of acquisition costs and capitalized expenditures.
•	Account payables, which were previously overstated due to misclassification of capitalized expenditures.
•	Reported revenues for the year ended September 30, 2024, which have been adjusted to reflect proper revenue recognition in accordance with ASC 606.
•	Additional paid-in capital, non-controlling interest, and other equity accounts related to merger and acquisition activity.

These corrections impacted the Company’s balance sheet, income statement, and statement of stockholders’ equity for the affected periods.

The following table summarizes selected financial line item changes for the year ended September 30, 2024:

Line Item	As Previously Reported	As Restated	Change
Revenues	$1,272,800	$52,400	$(1,220,400)
Cost of Sales	$(1,005,341)	$(20,877)	$984,464
Net Loss	$(20,426)	$(256,362)	$(235,936)
Accounts Receivable	$9,201,764	$300,708	$(8,901,056)
Fixed Assets, net	$141,806	$7,822,463	$7,680,657
Total Assets	$30,270,399	$29,049,999	$(1,220,400)
Account Payable	$7,132,768	$6,148,304	$(984,464)

Significant reclassification and corrections were made to align the Company's reporting with generally accepted accounting principles in the United States (“U.S. GAAP”).

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company, which include the accounts for TAG and its majority owned subsidiaries including Candela Coin, Captain Manicorn and Standard Eco. Any non-controlling interests associated with these subsidiaries is separately disclosed in the financial statements.

All inter-company accounts and transactions have been eliminated in consolidation.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Concentrations of Credit Risk

We maintain our cash in bank deposit accounts, the balances of which at times may exceed federally insured limits. We continually monitor our banking relationships and consequently have not experienced any losses in our accounts. We don’t believe we are exposed to any significant credit risk with cash.

Fair Value Measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy, which prioritize the inputs used to measure fair value into three levels and bases the categorization with the hierarchy upon the lowest level of input that is available and significant to the fair value measurement.

The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy under ASC 820, “Fair Value Measurement” are described below:

Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 - Inputs, other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g. interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 - Inputs that are both significant to the fair value measurement and unobservable.

The Company’s cash and cash equivalents and short-term investments are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The carrying amounts of accounts payable, advances payable and short-term loans approximate their fair value due to short term maturities.

Revenue Recognition

The Company has adopted Accounting Standards Codification (“ASC”) 606, “Revenue From Contracts With Customers”.  Specifically, the Company recognizes revenue from the sale and installation of solar systems on a milestone basis.  As these milestones are achieved the corresponding costs and revenue are recognized.  To the extent that financing is provided, the Company recognizes interest over the term of the financing arrangement.

Cost of Sales

Cost of sales is principally comprised of equipment and labor.  These costs are recognized as they are incurred.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents for the years ended September 30, 2024, and 2023 were $95,815 and $588, respectively.

Inventories

Inventories consist of internally created crypto tokens that are held for sale.  The tokes are adjusted to fair value based on current market prices.

Property, Plant & Equipment

Property, plant & equipment are recorded at cost. Expenditures for maintenance and repairs are charged to expense as incurred. Depreciation and amortization of property, plant and equipment are determined using the straight-line method over the estimated useful lives shown below.

Building and improvements	35 years
Equipment, furniture and fixtures	5 years
Software	3 years
Leasehold improvements	The lesser of the lease term or the estimated useful life

There was no depreciation expense for the years ended September 30, 2024 and 2023, respectively as the Company had no depreciable property, plant & equipment prior to the TAG transaction. Depreciation of the property, plant & equipment acquired as part of the TAG transaction began in October 2024.

Net income (loss) per common share

Net income (loss) per common share is computed pursuant to section 260-10-45 of the FASB Accounting Standards Codification. Basic net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. Diluted net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock and potentially outstanding shares of common stock during the period. The weighted average number of common shares outstanding and potentially outstanding common shares assumes that the Company incorporated as of the beginning of the first period presented. There are no potentially dilutive shares of common stock.

Share-based expense

ASC 718, “Compensation – Stock Compensation”, prescribes accounting and reporting standards for all share-based payment transactions in which employee services are acquired. Transactions include incurring liabilities, or issuing or offering to issue shares, options, and other equity instruments such as employee stock ownership plans and stock appreciation rights. Share-based payments to employees, including grants of employee stock options, are recognized as compensation expense in the consolidated financial statements based on their fair values. That expense is recognized over the period during which an employee is required to provide services in exchange for the award, known as the requisite service period (usually the vesting period).

The Company accounts for stock-based compensation issued to non-employees and consultants in accordance with the provisions of ASC 505-50, “Equity – Based Payments to Non-Employees”. Measurement of share-based payment transactions with non-employees is based on the fair value of whichever is more reliably measurable: (a) the goods or services received; or (b) the equity instruments issued. The fair value of the share-based payment transaction is determined at the earlier of performance commitment date or performance completion date.

Share-based expense was $254,000 and $351,000 for the years ended September 30, 2024 and September 30, 2023, respectively.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740, “Accounting for Income Taxes”, as clarified by ASC 740-10, “Accounting for Uncertainty in Income Taxes”. Under this method, deferred income taxes are determined based on the estimated future tax effects of differences between the financial statement and tax basis of assets and liabilities and net operating loss and tax credit carryforwards given the provisions of enacted tax laws. Deferred income tax provisions and benefits are based on changes to the assets or liabilities from year to year. In providing for deferred taxes, the Company considers tax regulations of the jurisdictions in which the Company operates, estimates of future taxable income, and available tax planning strategies. If tax regulations, operating results or the ability to implement tax-planning strategies vary, adjustments to the carrying value of deferred tax assets and liabilities may be required. Valuation allowances are recorded related to deferred tax assets based on the “more likely than not” criteria of ASC 740.

ASC 740-10 requires that the Company recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the “more-likely-than-not” threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company has applied for an extension of time to file with the Internal Revenue Service for its most recent tax filing.

The Company recognizes expenses for tax penalties and interest assessed by the Internal Revenue Service and other taxing authorities upon receiving valid notice of assessments. The Company has received no such notices as of September 30, 2024.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences will become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. The Company has recorded a full valuation allowance against its net deferred tax assets because it is not currently able to conclude that it is more likely than not that these assets will be realized. The amount of deferred tax assets considered to be realizable could be increased in the near term if estimates of future taxable income during the carryforward period are increased.

As of September 30, 2024, the Company had unused net operating loss carry forwards of $258,000 available to reduce future federal taxable income. The Company’s ability to offset future taxable income, if any, with net operating loss tax carryforwards may be limited due to the non-filing of tax returns. Under the CARES act, net operating losses arising after 2017 can be carried forward indefinitely. Furthermore, changes in ownership may result in limitations under Internal Revenue Code Section 382.

Related Parties

The Company follows ASC 850, “Related Party Disclosures” for the identification of related parties and disclosure of related party transactions.

Recently issued accounting pronouncements

The Company has reviewed the FASB issued ASU accounting pronouncements and interpretations thereof that have effectiveness dates during the periods reported and in future periods. The Company has carefully considered the new pronouncements that alter previous generally accepted accounting principles and do not believe that any new or modified principles will have a material impact on the Company’s reported financial position or operations in the near term. The applicability of any standard is subject to the formal review of the Company’s financial management.